Changes in accounting policies, comparability and adjustments	6 Months Ended
Jun. 30, 2024
Changes In Accounting Policies Comparability And Adjustments [Line Items]
Changes in accounting policies, comparability and adjustments
Amendments to IAS 12, Income Taxes
UBS AG

has

applied

for

the

purposes

of

these

financial

statements

the

exception

that

was

introduced

by

the
amendments to

IAS 12,
Income Taxes
, issued in

May 2023

in relation to

top-up taxes

on income

under Global

Anti-
Base Erosion

Rules that

have been

imposed under

legislation that

has been

enacted or

substantively enacted

to
implement the Pillar

Two model rules published by the

Organisation for Economic

Co-operation and Development.
The exception

requires that

deferred tax

assets and

deferred tax

liabilities be

neither recognized

nor disclosed

in
respect of such top-up taxes.
Other amendments to IFRS Accounting Standards
A number of minor amendments

to IFRS Accounting Standards became

effective from 1 January 2024 or

later and
have had no material effect on UBS AG.

Expected impact of initial application of new standards or interpretations
IFRS 18,
Presentation and Disclosure in Financial

Statements
In April 2024, the IASB issued a new standard,

IFRS 18,
Presentation and Disclosure in Financial Statements,

which
replaces IAS 1, Presentation of Financial Statements
. The main changes introduced by IFRS 18 relate

to:
– the structure of income statements;
–
new disclosure requirements for management

performance measures; and
–
enhanced guidance on

aggregation / disaggregation of

information on the

face of financial

statements and in
the notes thereto.
IFRS 18 is

effective from

1 January 2027

and will

also apply

to comparative

information. UBS AG

will first

apply
these new

requirements in

the Annual

Report 2027

and, for

interim reporting,

in the

first quarter

2027 interim
report.

UBS AG

is

assessing

the

impact

of

the

new

requirements

on

its

reporting,

but

expects

it

to

be

limited.
UBS AG will

take the

opportunity to

refine the

grouping of

items in

the primary

financial statements

and in

the
notes thereto based on new principles of

aggregation and disaggregation in IFRS

18.
Amendments to IFRS 9, Financial Instruments , and IFRS 7, Financial Instruments: Disclosures
In

May

2024,

the

IASB

issued

Amendments

to

the
Classification

and

Measurement

of

Financial

Instruments

–
Amendments to IFRS 9 and IFRS 7

(Amendments).

The Amendments relate to:
–
derecognition of financial liabilities settled

through electronic transfer;
–
assessment

of

contractual

cash

flow

characteristics

in

classifying

financial

assets,

including

those

with
environmental, social and

corporate governance and

similar features, non-recourse

features, and

contractually
linked instruments; and
–
disclosure of information about

financial instruments with contingent features

that can change

the amount of
contractual

cash

flows,

as

well

as

equity

instruments

designated

at

fair

value

through

other

comprehensive
income.
The Amendments

are effective

from 1 January 2026,

with early

application permitted either

for the

entire set

of
amendments or

for only

those that

relate to

classification of

financial instruments. UBS AG

is currently

assessing
the impact of the new requirements on its

financial statements.